Convertible Debenture	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Convertible Debenture [Text Block]
10.	Convertible Debenture

On March 8, 2016, the Company closed a private placement offering of a convertible debenture in the aggregate amount of $45,000. The convertible debenture was to mature on August 31, 2020, with an interest rate of 10% per annum (on a simple basis) and was convertible at varying prices over time.

The Company determined that the conversion options did not qualify as derivatives as they did not meet the net settlement provision characteristics. The proceeds from the convertible debenture therefore were not bifurcated on the balance sheet.

During the year ended August 31, 2017, the Company paid interest of $4,500 (2016 - $2,250) in connection with the convertible debenture.

As at August 31, 2017, the convertible debenture was converted into common shares for the amount of $45,000 at $0.15 per share for 300,000 common shares plus the accrued interest of $1,125 for 7,500 shares for a total of 307,500 common shares issued on conversion.

10.	Convertible Debenture

On March 8, 2016, the Company closed a private placement offering of a convertible debenture in the aggregate amount of $45,000. The convertible debenture matures on August 31, 2020 with an interest rate of 10% per annum (on a simple basis) and is convertible at (i) $0.12 per share at any time prior to August 31, 2016 (ii) $0.15 per share at any time prior to August 31, 2017; (iii) $0.20 per share at any time prior to August 31, 2018 or, at the sole option of the holder, a price equal to a 20% discount to the 10 -day average closing price of the shares prior to the date of conversion (the “Average Price”) provided that the Average Price is less than $0.20 and provided further that the conversion price shall not be less than $0.15 ; (iv) $0.25 per share at any time prior to August 31, 2019 or, at the sole option of the holder, the Average Price provided that the Average Price is less than $0.25 and provided further that the conversion price shall not be less than $0.15 ; and (v) $0.30 per share at any time prior to August 31, 2020 or, at the sole option of the holder, the Average Price provided that the Average Price is less than $0.30 and provided further that the conversion price shall not be less than $0.15.

The Company determined that the conversion options did not qualify as derivatives as they did not meet the net settlement provision characteristics. The proceeds from the convertible debenture therefore were not bifurcated on the balance sheet.

During the year ended August 31, 2016, the Company paid interest of $2,250 in connection with the convertible debenture.